Earnings Per Share - Schedule of Basic and Diluted Earnings Per Share (Details) - USD ($)		6 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Numerator:
Net (loss)/income		$ (1,671,707)	$ 1,066,894
Weighted average number of ordinary shares outstanding*
Basic	[1]	37,430,968	35,990,935
Diluted	[1]	37,430,968	35,990,935
(Loss)/earnings per ordinary share
Basic		$ (0.04)	$ 0.03
Diluted		$ (0.04)	$ 0.03

[1]	Share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1.